Revenue Recognition	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue RecognitionThe FASB issued Revenue from Contracts with Customers (Topic 606) superseding virtually all existing revenue recognition guidance. We adopted this new standard in the first quarter of 2018 using the modified retrospective approach. We applied the new standard to all contracts that were not completed as of January 1, 2018 and reflected the aggregate effect of all modifications in determining and allocating the transaction price. The cumulative effect of adoption of $8 million did not have a material impact on our consolidated financial statements.
The following table shows revenue disaggregated by operating area and product type, for the years ended December 31, 2019 and 2018:

	Year Ended December 31, 2019
	Oil	Natural Gas	NGL	Total
	($ in millions)
Marcellus	$—	$856	$—	$856
Haynesville	—	620	—	620
Eagle Ford	1,289	153	119	1,561
Brazos Valley	721	32	16	769
Powder River Basin	369	77	32	478
Mid-Continent	164	44	25	233
Revenue from contracts with customers	2,543	1,782	192	4,517
Gains (losses) on oil, natural gas and NGL derivatives	(212)	217	—	5
Oil, natural gas and NGL revenue	$2,331	$1,999	$192	$4,522

Marketing revenue from contracts with customers	$2,473	$900	$246	$3,619
Other marketing revenue	311	41	—	352
Losses on marketing derivatives	—	(4)	—	(4)
Marketing revenue	$2,784	$937	$246	$3,967

	Year Ended December 31, 2018
	Oil	Natural Gas	NGL	Total
	($ in millions)
Marcellus	$—	$924	$—	$924
Haynesville	2	836	—	838
Eagle Ford	1,514	173	185	1,872
Powder River Basin	244	68	38	350
Mid-Continent	246	84	55	385
Utica	195	401	224	820
Revenue from contracts with customers	2,201	2,486	502	5,189
Gains (losses) on oil, natural gas and NGL derivatives	124	(147)	(11)	(34)
Oil, natural gas and NGL revenue	$2,325	$2,339	$491	$5,155

Marketing revenue from contracts with customers	$2,740	$1,194	$456	$4,390
Other marketing revenue	457	222	—	679
Gains on marketing derivatives	—	7	—	7
Marketing revenue	$3,197	$1,423	$456	$5,076
Accounts Receivable
Accounts receivable as of December 31, 2019 and 2018 are detailed below:

	December 31,
	2019	2018
	($ in millions)
Oil, natural gas and NGL sales	$737	$976
Joint interest billings	200	211
Other	74	77
Allowance for doubtful accounts	(21)	(17)
Total accounts receivable, net	$990	$1,247